                                                                             UNITED STATES

                                                        SECURITIES AND EXCHANGE COMMISSION

                                                                    WASHINGTON, D.C. 20549

                                                                                 FORM N-PX

                                                      ANNUAL REPORT OF PROXY VOTING RECORD

                                                                                        OF

                                                REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                    811-3916

  NAME OF REGISTRANT:                                                    VANGUARD SPECIALIZED FUNDS

  ADDRESS OF REGISTRANT:                                              PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:              HEIDI STAM

                                                                                           PO BOX 876

                                                                                           VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

  DATE OF FISCAL YEAR END:                                          JANUARY 31

  DATE OF REPORTING PERIOD:                                        JULY 1, 2009 - JUNE 30, 2010

  FUND:   VANGUARD PRECIOUS METALS AND MINING FUND

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AMCOL INTERNATIONAL CORPORATION

  TICKER:                  ACO                 CUSIP:   02341W103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: ARTHUR BROWN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAY D. PROOPS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL C. WEAVER                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RATIFICATION OF THE AUDIT                        ISSUER            YES             FOR                  FOR

COMMITTEE'S SELECTION OF ERNST & YOUNG LLP TO SERVE

AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.

PROPOSAL #03: THE APPROVAL OF THE AMCOL INTERNATIONAL        ISSUER            YES             FOR                  FOR

 CORPORATION 2010 LONG-TERM INCENTIVE PLAN.

PROPOSAL #04: THE APPROVAL OF THE AMCOL INTERNATIONAL        ISSUER            YES             FOR                  FOR

 CORPORATION 2010 CASH INCENTIVE PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ANATOLIA MINERALS DEVELOPMENT LIMITED

  TICKER:                  ALIAF             CUSIP:   032900102

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: AHMET ÇALIK                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAN CASTRO                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES D. DAVIDSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDWARD C. DOWLING, JR.                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RICHARD GRAFF                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TIMOTHY J. HADDON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAY C. KELLERMAN                                  ISSUER            YES        WITHHOLD           AGAINST

ELECTION OF DIRECTOR: RICHARD LISTER                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF PRICEWATERHOUSECOOPERS          ISSUER            YES             FOR                  FOR

LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE

CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE

DIRECTORS TO FIX THEIR REMUNERATION.

PROPOSAL #03: THE RESOLUTION APPROVING, RATIFYING AND        ISSUER            YES             FOR                  FOR

 CONFIRMING THE AMENDED AND RESTATED SHAREHOLDER

RIGHTS PLAN BETWEEN THE CORPORATION AND COMPUTERSHARE

 INVESTOR SERVICES INC., A COPY OF WHICH IS SET FORTH

 IN THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR

OF THE CORPORATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  APEX MINERALS NL

  TICKER:                  N/A                 CUSIP:   Q04378107

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt, for the purposes of Section                ISSUER            YES             FOR                  FOR

250R(2) of the Corporations Act 2001, the

remuneration report forming part of the Company's

PROPOSAL #2.: Re-elect Mr. Kim Robinson as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Section 14 of the

Constitution of the Company retires at the end of

PROPOSAL #3.: Re-elect Mr. Stephen Lowe as a                       ISSUER            YES             FOR                  FOR

Director, in accordance with Section 14 of the

Constitution of the Company retires at the end of

PROPOSAL #4.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of ASX Listing Rule 10.11 and all other

purposes, to grant Mr. Kim Robinson or his nominee

1,487,600 Options to subscribe for Shares in the

Company on the terms as specified

PROPOSAL #5.: Ratify and approve, for the purpose of         ISSUER            YES             FOR                  FOR

Listing Rule 7.4 and for all other purposes, to allot

 and issue of 69,426,556 Shares at AUD 0.20 cents

each to institutional and sophisticated investors

[Placement Shares], for the purposes and on the terms

 as specified

PROPOSAL #6.: Approve, for the purpose of Listing              ISSUER            YES             FOR                  FOR

Rule 7.2 [Exception 9] and for all other purposes,

the continued operation of the Company's Employee

Share Option Plan [ESOP], as specified, and that the

grant of options from time to time under the ESOP

remain an exception to Listing Rule 7.1

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUILA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q0460J103

  MEETING DATE:      10/28/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

34,249,450 fully paid ordinary shares to Fortune BS

Company Pte Ltd [Fortune], at an issue price of AUD

6.50 per share, as specified

PROPOSAL #2.: Approve, for the purposes of ASX                   ISSUER            YES             FOR                  FOR

Listing Rule 7.1 and 7.3 and for all other purposes,

the issue and allotment of 9,696,963 fully paid

ordinary shares to Fortune, at an issue price of AUD

6.50 per share, by no later than that date which is 3

 months from the date of this meeting, as specified

PROPOSAL #3.: Ratify, for the purposes of ASX Listing        ISSUER            YES             FOR                  FOR

 Rule 7.4 and for all other purposes, the issue of

3,105,000 options to acquire fully paid ordinary

shares in the Company to employees of the Company,

for the purposes and on the terms as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  AQUILA RESOURCES LTD

  TICKER:                  N/A                 CUSIP:   Q0460J103

  MEETING DATE:      11/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect Mr. Tony Poli as a Director of        ISSUER            YES             FOR                  FOR

 the Company, who retires by rotation in accordance

with the Company's Constitution

PROPOSAL #2.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009

PROPOSAL #3.: Approve to increase the fees payable to        ISSUER            YES             FOR                  FOR

 Non-Executive Directors from a maximum of AUD

300,000 per annum to a maximum of AUD 500,000 per

annum to be divided amongst the Non-Executive

Directors in such manner as the Directors may

determine in accordance with the Company's

PROPOSAL #4.: Ratify, for the purposes of ASX Listing        ISSUER            YES         AGAINST           AGAINST

 Rule 7.4 and for all other purposes, to issue

34,249,450 fully paid ordinary shares to Fortune BS

Company Pte Ltd as further described in Section 5 of

the Explanatory Statement

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BHP BILLITON LTD, MELBOURNE VIC

  TICKER:                  N/A                 CUSIP:   Q1498M100

  MEETING DATE:      11/26/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive the 2009 Financial                        ISSUER            YES             FOR                  FOR

Statements and Reports for BHP Billiton Limited and

BHP Billiton Plc

PROPOSAL #2.: To re-elect Mr. Carlos Cordeiro as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #3.: To re-elect Mr. David Crawford as a              ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #4.: To re-elect The Hon E Gail de Planque          ISSUER            YES             FOR                  FOR

as a Director of BHP Billiton Limited and BHP

PROPOSAL #5.: To re-elect Mr. Marius Kloppers as a            ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #6.: To re-elect Mr. Don Argus as a Director        ISSUER            YES             FOR                  FOR

 of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #7.: To re-elect Mr. Wayne Murdy as a                   ISSUER            YES             FOR                  FOR

Director of BHP Billiton Limited and BHP Billiton Plc

PROPOSAL #8.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditor of BHP Billiton Plc

PROPOSAL #9.: To renew the general authority to issue        ISSUER            YES             FOR                  FOR

 shares in BHP Billiton Plc

PROPOSAL #10.: To renew the disapplication of pre-             ISSUER            YES             FOR                  FOR

emption rights in BHP Billiton Plc

PROPOSAL #11.: To approve the repurchase of shares in        ISSUER            YES             FOR                  FOR

 BHP Billiton Plc

PROPOSAL #12.i: To approve the cancellation of shares        ISSUER            YES             FOR                  FOR

 in BHP Billiton Plc held by BHP Billiton Limited on

30 April 2010

PROPOSAL #12.ii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 17 June 2010

PROPOSAL #12iii: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 15 September 2010

PROPOSAL #12.iv: To approve the cancellation of                 ISSUER            YES             FOR                  FOR

shares in BHP Billiton Plc held by BHP Billiton

Limited on 11 November 2010

PROPOSAL #13.: To approve the 2009 Remuneration Report      ISSUER            YES             FOR                  FOR

PROPOSAL #14.: To approve the grant of awards to Mr.         ISSUER            YES             FOR                  FOR

Marius Kloppers under the GIS and the LTIP

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  BOUGAINVILLE COPPER LTD

  TICKER:                  N/A                 CUSIP:   Y09434104

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive and approve the balance sheet of        ISSUER            YES             FOR                  FOR

 the Company as at 31 DEC 2009 and the statement of

earnings of the Company for the YE on that date and

the reports of the Directors and the Auditors

PROPOSAL #2: Re-elect Mr. Ian Williams as a Director,        ISSUER            YES             FOR                  FOR

 who retires in accordance with Section 10.3 of the

Company's Constitution

PROPOSAL #3: Amend the Regulation 10 of the                        ISSUER            YES             FOR                  FOR

Constitution

PROPOSAL #4: Re-appoint PricewaterhouseCoopers, as            ISSUER            YES             FOR                  FOR

the Auditors and authorize the Directors to fix their

PROPOSAL #5: Transact such other business                             ISSUER            YES         AGAINST           AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CENTERRA GOLD INC.

  TICKER:                  CAGDF             CUSIP:   152006102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: IAN G. AUSTIN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM J. BRAITHWAITE                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PATRICK M. JAMES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: STEPHEN A. LANG                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN W. LILL                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SHERYL K. PRESSLER                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TERRY V. ROGERS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTHONY J. WEBB                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BRUCE V. WALTER                                    ISSUER            YES             FOR                  FOR

PROPOSAL #02: RESOLUTION APPROVING THE APPOINTMENT OF        ISSUER            YES             FOR                  FOR

 KPMG LLP AS THE AUDITORS OF THE CORPORATION AND

AUTHORIZING THE DIRECTORS TO FIX THEIR REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  CLAUDE RESOURCES INC.

  TICKER:                  CGR                 CUSIP:   182873109

  MEETING DATE:      5/14/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOSEF SPROSS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RONALD J. HICKS, C.A.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: TED J. NIEMAN                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. ROBERT KOWALISHIN                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAY A. MCKAY                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT M. BUCHAN                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NEIL MCMILLAN                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF KPMG LLP, CHARTERED                ISSUER            YES             FOR                  FOR

ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE

ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX

THEIR REMUNERATION.

PROPOSAL #03: RATIFICATION AND APPROVAL OF THE                   ISSUER            YES             FOR                  FOR

CORPORATION'S STOCK OPTION PLAN, AS SET FORTH IN THE

ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

PROPOSAL #04: RATIFICATION AND APPROVAL OF THE                   ISSUER            YES             FOR                  FOR

CORPORATION'S EMPLOYEE SHARE PURCHASE PLAN, AS SET

FORTH IN THE ACCOMPANYING MANAGEMENT INFORMATION

CIRCULAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA S.A.A.

  TICKER:                  BVN                 CUSIP:   204448104

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: COMPANIA DE MINAS BUENAVENTURA S.A.A.          ISSUER            YES             FOR                  FOR

(BUENAVENTURA) DESIRES TO PURCHASE, SUBJECT TO

SHAREHOLDER APPROVAL, ALL OF ITS COMMON SHARES HELD

BY ITS WHOLLY-OWNED SUBSIDIARY, COMPANIA MINERA

CONDESA S.A. (CONDESA). SUCH SHARES WILL BE HELD BY

BUENAVENTURA AS TREASURY SHARES, ALL AS MORE FULLY

DESCRIBED IN THE PROXY STATEMENT.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  COMPANIA DE MINAS BUENAVENTURA S.A.A.

  TICKER:                  BVN                 CUSIP:   204448104

  MEETING DATE:      3/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO APPROVE THE ANNUAL REPORT AS OF                ISSUER            YES             FOR               AGAINST

DECEMBER, 31, 2009. A PRELIMINARY SPANISH VERSION OF

THE ANNUAL REPORT WILL BE AVAILABLE IN  THE COMPANY'S

 WEB SITE HTTP://WWW.BUENAVENTURA.COM/IR/.

PROPOSAL #02: TO APPROVE THE FINANCIAL STATEMENTS AS         ISSUER            YES             FOR               AGAINST

OF DECEMBER, 31, 2009, WHICH WERE PUBLICLY REPORTED

AND ARE IN OUR WEB SITE

HTTP://WWW.BUENAVENTURA.COM/IR/ (INCLUDED IN 4Q09

EARNINGS RELEASE).

PROPOSAL #03: TO APPOINT ERNST AND YOUNG (MEDINA,              ISSUER            YES             FOR               AGAINST

ZALDIVAR, PAREDES Y ASOCIADOS) AS EXTERNAL AUDITORS

FOR FISCAL YEAR 2010.

PROPOSAL #04: TO APPROVE THE PAYMENT OF A CASH                   ISSUER            YES             FOR               AGAINST

DIVIDEND OF US$0.30 PER SHARE OR ADS ACCORDING TO THE

 COMPANY'S DIVIDEND POLICY*.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ELDORADO GOLD CORPORATION

  TICKER:                  EGO                 CUSIP:   284902103

  MEETING DATE:      5/6/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN S. AUSTON                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: K. ROSS CORY                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT R. GILMORE                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GEOFFREY A. HANDLEY                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WAYNE D. LENTON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JONATHAN A. RUBENSTEIN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DONALD M. SHUMKA                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL N. WRIGHT                                     ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF KPMG LLP AS AUDITORS OF         ISSUER            YES             FOR                  FOR

THE CORPORATION FOR THE ENSUING YEAR.

PROPOSAL #03: AUTHORIZE THE DIRECTORS TO FIX THE                ISSUER            YES             FOR                  FOR

AUDITOR'S COMPENSATION.

PROPOSAL #04: PASS AN ORDINARY RESOLUTION TO INCREASE        ISSUER            YES             FOR                  FOR

 THE MAXIMUM ALLOWABLE AGGREGATE CASH REMUNERATION

WHICH MAY BE PAID TO THE INDEPENDENT DIRECTORS BY

CDN$482,484 FROM CDN$654,416 TO CDN$1,150,000 PER

FINANCIAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ERAMET SA, PARIS

  TICKER:                  N/A                 CUSIP:   F3145H130

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the annual accounts 2009                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.2: Approve the consolidated accounts 2009        ISSUER            YES             FOR                  FOR

PROPOSAL #O.3: Approve the Regulated agreements                  ISSUER            YES             FOR                  FOR

PROPOSAL #O.4: Approve the allocation of the result           ISSUER            YES             FOR                  FOR

PROPOSAL #O.5: Approve the option of paying the                 ISSUER            YES             FOR                  FOR

dividend in shares

PROPOSAL #O.6: Ratify the co-opting of a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #O.7: Grant authority to operate using                 ISSUER            YES             FOR                  FOR

Company shares

PROPOSAL #O.8: Approve the issue of bonds and                     ISSUER            YES             FOR                  FOR

assimilated securities

PROPOSAL #A.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL; Approve, under the conditions

of quorum and majority required for Ordinary General

Meetings, to revoke Mr. Georges Duval of his duties

as Board member of the company with immediate effect,

 the latter has been able to present observations,

which the General Meeting acknowledges

PROPOSAL #B.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL; Approve, under the conditions

of quorum and majority required for Ordinary General

Meetings, to revoke Mr. Cyrille Duval of his duties

as Board member of the Company with immediate effect,

 the latter has been able to present observations,

which the General Meeting acknowledges

PROPOSAL #C.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL ; Approve, under the conditions

of quorum and majority required for Ordinary General

Meetings, to revoke Mr. Edouard Duval of his duties

as Board member of the Company with immediate effect,

 the latter has been able to present observations,

which the General Meeting acknowledges

PROPOSAL #D.: PLEASE NOTE THAT THIS RESOLUTION IS A          ISSUER            YES         AGAINST               FOR

SHAREHOLDER PROPOSAL; Approve, under the conditions

of quorum and majority required for Ordinary General

Meetings, decides to revoke Mr. Patrick Duval of his

duties as Board member of the Company with immediate

effect, the latter has been able to present

observations, which the General Meeting acknowledges

PROPOSAL #E.9: Approve the option of using                          ISSUER            YES             FOR                  FOR

authorizations during a public offer period

PROPOSAL #E.10: Approve the allocation of shares free        ISSUER            YES             FOR                  FOR

 of charge

PROPOSAL #e.11: Grant powers                                                   ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3215M109

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the report and accounts for the         ISSUER            YES             FOR                  FOR

FYE 31 DEC 2009

PROPOSAL #2: Declare a final dividend of 6 US cents          ISSUER            YES             FOR                  FOR

per ordinary share

PROPOSAL #3: Receive and approve the Directors                   ISSUER            YES             FOR                  FOR

remuneration report for the FYE 31 DEC 2009

PROPOSAL #4: Election of Mr. Felix Vulis as a                     ISSUER            YES             FOR                  FOR

Director  executive

PROPOSAL #5: Election of Ms. Zaure Zaurbekova as a            ISSUER            YES             FOR                  FOR

Director  executive

PROPOSAL #6: Election of Professor Dr. Dieter Ameling        ISSUER            YES             FOR                  FOR

 as a Director  non- executive

PROPOSAL #7: Re-election of Dr. Johannes Sittard as a        ISSUER            YES             FOR                  FOR

 Director  non-executive

PROPOSAL #8: Re-election of Mr. Roderick Thomson as a        ISSUER            YES             FOR                  FOR

 Director  non-executive

PROPOSAL #9: Re-election of Mr. Abdraman Yedibayev as        ISSUER            YES             FOR                  FOR

 a Director  non-executive

PROPOSAL #10: Re-appoint PricewaterhouseCoopers LLP          ISSUER            YES             FOR                  FOR

as a Auditors of the Company

PROPOSAL #11: Authorize the Audit Committee of the            ISSUER            YES             FOR                  FOR

Board of Directors to set the remuneration of the

Auditors

PROPOSAL #S.12: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

shares in the Company up to an aggregate nominal

value of US cents 25,755,000

PROPOSAL #S.13: Authorize the Directors to disapply          ISSUER            YES             FOR                  FOR

statutory pre-emption rights up to an aggregate

nominal value of US cents 12,877,500

PROPOSAL #S.14: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of shares

PROPOSAL #S.15: Authorize the adoption of new                     ISSUER            YES             FOR                  FOR

Articles of Association

PROPOSAL #S.16: Authorize the general meeting other          ISSUER            YES             FOR                  FOR

than an AGM be called on not less than 14 clear day's

 notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FIRST QUANTUM MINERALS LTD.

  TICKER:                  FQVLF             CUSIP:   335934105

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PHILIP K.R. PASCALL                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: G. CLIVE NEWALL                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MARTIN ROWLEY                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RUPERT PENNANT-REA                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDREW ADAMS                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL MARTINEAU                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER ST. GEORGE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PAUL BRUNNER                                         ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF PRICEWATERHOUSECOOPERS          ISSUER            YES             FOR                  FOR

LLP AS AUDITORS OF THE COMPANY AND AUTHORIZING THE

DIRECTORS TO FIX THE REMUNERATION.

PROPOSAL #03: TO ACCEPT THE APPROACH TO EXECUTIVE              ISSUER            YES             FOR                  FOR

COMPENSATION DISCLOSED IN THE COMPANY'S MANAGEMENT

INFORMATION CIRCULAR DELIVERED IN ADVANCE OF THE 2010

 ANNUAL MEETING OF SHAREHOLDERS.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  FRANCO-NEVADA CORPORATION

  TICKER:                  FNNVF             CUSIP:   351858105

  MEETING DATE:      5/12/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: PIERRE LASSONDE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID HARQUAIL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DEREK W. EVANS                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GRAHAM FARQUHARSON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LOUIS GIGNAC                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RANDALL OLIPHANT                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DAVID R. PETERSON                                ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF PRICEWATERHOUSECOOPERS          ISSUER            YES             FOR                  FOR

LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE

CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE

DIRECTORS TO FIX THEIR REMUNERATION.

PROPOSAL #03: TO CONSIDER AND, IF THOUGHT                            ISSUER            YES             FOR                  FOR

APPROPRIATE, PASS, WITH OR WITHOUT VARIATION,

RESOLUTIONS APPROVING THE CORPORATION'S SHARE

PROPOSAL #04: TO CONSIDER AND, IF THOUGHT                            ISSUER            YES             FOR                  FOR

APPROPRIATE, PASS, WITH OR WITHOUT VARIATION, THE

ADVISORY RESOLUTION ON THE CORPORATION'S APPROACH TO

EXECUTIVE COMPENSATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEM DIAMONDS LTD

  TICKER:                  N/A                 CUSIP:   G37959106

  MEETING DATE:      6/9/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Adopt the audited accounts of the                   ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009 and the Directors'

report and the Auditors' report thereon

PROPOSAL #2: Approve the Director's remuneration                ISSUER            YES             FOR                  FOR

report, as specified

PROPOSAL #3: Re-appoint Ernst & Young LLP as the                ISSUER            YES             FOR                  FOR

Auditors of the Company  the Auditors , to hold

office until conclusion of the next AGM of the

Company at which accounts are laid before the Company

PROPOSAL #4: Authorize the Directors to set the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5: Re-elect Mr. Clifford Elphick as a                 ISSUER            YES             FOR                  FOR

Director, who retires by rotation

PROPOSAL #6: Re-elect Mr.Gavin Beevers as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #7: Re-elect Mr. Glenn Turner as a Director,        ISSUER            YES             FOR                  FOR

 who retires by rotation

PROPOSAL #8: Authorize the Directors, in substitution        ISSUER            YES             FOR                  FOR

 for any existing authority, to allot relevant

securities, for the purposes of Article 3.1 of the

Company's Articles of Association to exercise all the

 powers of the Company to allot shares and to grant

rights to subscribe for or convert any security into

shares up to an aggregate nominal amount of USD

460,890  representing an amount equal to 33.33% of

the Company's issued ordinary share capital as at 05

MAY 2010   the Allotment Amount  during the period

commencing on the date of the passing of this

resolution; and  Authority expires at the conclusion

of the next AGM of the Company ; and the Directors

may before the expiry of such allotment Period, make

an offer or agreement which would or might require

relevant securities to be allotted after such expiry

PROPOSAL #9: Amend the rules of Employee Share Option        ISSUER            YES             FOR                  FOR

 Plan  the Plan , the main features of which are

summarized in the explanatory notes on pages 9 to 14

of this notice of the 2010 AGM and referred to in the

 Chairman's letter dated 05 MAY 2010, and contained

produced to this meeting and, for the purposes of

identification, initialed by the Chairman, approved

and authorize the Directors to adopt such amendments

and to make such amendments to the plan as they may

consider necessary to take account of the requirement

 of financial services authority and best practice

and to do all things necessary to implement the

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 8 to allot and issue equity

 securities for cash pursuant to the authority

conferred by Resolution 8 without first having

offered such equity securities to existing

shareholders provided that this power shall be

limited to the allotment of equity securities up to

an aggregate nominal amount of USD 69,133

representing an amount equal to 5% of the Company's

issued ordinary share capital as at 05 MAY 2010 ;

Authority expires at the conclusion of the Company's

next AGM ; and the Directors may, before the expiry

of such period, make an offer or agreement which

would or might require such equity securities to be

allotted after such expiry and, not withstanding such

 expiry, the Directors may allot such equity

securities in pursuance of any such offers or

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Article 11.1 of the Company's Articles of

Association, to purchase, redeem, or otherwise

acquire ordinary shares in the Company in such manner

 and upon such terms as the Directors may determine

during the period commencing on the date of the

passing of this resolution and expiring at the

conclusion of the next AGM of the Company unless

revoked, renewed or varied during that period,

provided that, the maximum aggregate number of

ordinary shares authorized to be purchased is

13,826,718  representing an amount equal to 10% of

the Company's issued ordinary share capital as at 05

MAY 2010 , the minimum price which may be paid for an

 ordinary share is USD 0.01 per share, the maximum

price which may be paid for an ordinary share is the

higher of 105% of the average closing price of the

PROPOSAL #CONT: ..CONT on the London Stock Exchange          ISSUER             NO              N/A                  N/A

during the 5 business days immediately prior to the

date of purchase; and ii  an amount equal to the

higher of the price of the last independent trade of

an ordinary share and the highest current independent

 bid for an ordinary share as derived from the London

 Stock Exchange Trading Systems, and this authority

shall allow the Company to purchase ordinary shares

after such expiry of this authority under any

agreement made before the expiry of such authority,

as if the authority hereby conferred had not expired

PROPOSAL #S.12: Amend the Memorandum and Articles of         ISSUER            YES             FOR                  FOR

Association of the Company produced to the meeting

and initialed by the Chairman for the purpose of

identification be adopted as the now Memorandum and

Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Memorandum and Articles of Association with

effect from registration of the new Memorandum and

Articles of Association with the registrar of

corporate affairs in the British Virgin Islands, and

authorize the registered agent of the Company to file

 the new Memorandum and Articles with the registrar

of corporate affairs

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  GEMFIELDS PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G3910W105

  MEETING DATE:      12/30/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual         ISSUER            YES             FOR                  FOR

report and accounts for the FYE 30 JUN 2009 together

with the reports of the Directors and the Auditors on

 those accounts

PROPOSAL #2.: Elect Mr. Ian Harebottle as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Re-appoint Mr. Richard James as a                 ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #4.: Re-appoint Mr. Clive Newall as a                   ISSUER            YES         AGAINST           AGAINST

Director, who retires by rotation

PROPOSAL #5.: Re-appoint BDO Stoy Hayward LLP as the         ISSUER            YES             FOR                  FOR

Auditors to hold office from the conclusion of the

meeting to the conclusion of the next meeting at

which the accounts are laid before the Company

PROPOSAL #6.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #7.: Authorize the Directors, in                            ISSUER            YES         AGAINST           AGAINST

substitution for all existing unexercised authorities

 [but without prejudice to any allotment of shares or

 grant of rights already made, offered or agreed to

be made pursuant to such authorities], by this

resolution, generally and unconditionally, for the

purpose of Section 551 of the Companies Act 2006

['the Act'] to exercise all the powers of the Company

 to allot relevant securities [as specified below in

this resolution] up to a maximum nominal amount of

GBP 2,619,167,83; [Authority expires the earlier of

the conclusion of the next AGM of the Company to be

held after the date of the passing of this resolution

 or 15 months after the date of the passing of this

resolution]; and the Company may allot relevant

securities after the expiry of this authority in

pursuance of such an offer or agreement made prior to

 such expiry

PROPOSAL #S.8: Authorize the Directors, subject to            ISSUER            YES         AGAINST           AGAINST

the passing of Resolution 7 set out above, pursuant

to Section 570 of the Act to allot any equity

securities [within the meaning of Section 560 of the

Act] of the Company for cash under the authority

conferred on them by Resolution 7 above as if Section

 561[1] of the Act did not apply to any such

allotment, provided that this power shall be limited

to allotments: in connection with or pursuant to any

offer of equity securities [whether by way of rights

issue or otherwise] to holders of ordinary shares in

the capital of the Company; up to an aggregate

nominal amount of GBP 648,229,77; [Authority expires

the earlier of the conclusion of the next AGM of the

Company to be held after the date of the passing of

this resolution or 15 months after the date of the

passing of this resolution]; and the Company may

allot equity securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HARRY WINSTON DIAMOND CORPORATION

  TICKER:                  HWD                 CUSIP:   41587B100

  MEETING DATE:      6/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MATTHEW W. BARRETT                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THOMAS M. BOEHLERT                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHELINE BOUCHARD                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. GANNICOTT                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: NOEL HARWERTH                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DANIEL JARVIS                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LAURENT E. MOMMEJA                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J. ROGER B. PHILLIMORE                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: THE RE-APPOINTMENT OF KPMG LLP,                     ISSUER            YES             FOR                  FOR

CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION

 AND THE AUTHORIZATION OF THE DIRECTORS TO FIX THEIR

REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOCHSCHILD MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4611M107

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #S.1: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 571 of the Companies Act 2006 [the 2006 Act],

 in addition to all existing powers, pursuant to

Section 89 of the Companies Act 1985, to allot equity

 securities [as specified in Section 560 of the 2006

Act] of the Company for cash in reliance upon the

authorizations conferred by Resolution 10 passed at

the Company's 2009 AGM, as if Section 561 of the 2006

 Act did not apply to any such allotment provided

that this power shall be limited to the allotment of

equity securities for cash up to on aggregate nominal

 amount of GBP 4,540,304.25; and [Authority expires

the earlier of the conclusion of the AGM of the

Company in 2010 or 30 JUN 2010]; and the Directors

may allot equity securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  HOCHSCHILD MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G4611M107

  MEETING DATE:      5/26/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Audited account of the                 ISSUER            YES             FOR                  FOR

Company for the YE 31 DEC 2009, together with the

Directors' report and the Auditors' report thereon

PROPOSAL #2: Approve the Directors' remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 DEC 2009

PROPOSAL #3: Approve the final dividend for the FYE          ISSUER            YES             FOR                  FOR

31 DEC 2009 of USD 0.02 per ordinary share

PROPOSAL #4: Election of Fred Vinton as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #5: Re-elect Eduardo Hochschild as a                     ISSUER            YES         AGAINST           AGAINST

Director of the Company

PROPOSAL #6: Re-elect Dionisio Romero as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7: Re-appoint Ernst & Young LLP as a                   ISSUER            YES             FOR                  FOR

Auditors of the Company until the conclusion of the

next general meeting at which accounts are laid

before the Company

PROPOSAL #8: Authorize the Audit Committee of the              ISSUER            YES             FOR                  FOR

Company to set the remuneration of the Auditors

PROPOSAL #9: Authorize the Directors, pursuant to and        ISSUER            YES             FOR                  FOR

 in accordance with Section 551 of the Companies Act

2006 to exercise all the powers of the Company to

allot shares or grant rights to subscribe for or to

convert any security into shares: 9.1 up to a nominal

 amount of GBP 28,173,768; 9.2 comprising equity

securities  as defined in Section 560 1  of the 2006

Act  up to a further nominal amount of GBP 28,173,768

 in connection with an offer by way of a rights

issue; such authorities to apply in substitution for

all previous authorities pursuant to Section 80 of

the Companies Act 1985; CONTD

PROPOSAL #CONT: CONTD and  Authority expires at the          ISSUER             NO              N/A                  N/A

end of the next AGM or on 30 JUN 2011 ; but, in each

case, so that the Company may make offers and enter

into agreements during the relevant period which

would or might require shares to be allotted or

rights to subscribe for or to convert any security

into shares to be granted after the authority ends

PROPOSAL #S.10: Authorize the Directors, subject to          ISSUER            YES             FOR                  FOR

the passing of Resolution 9, to allot equity

securities  as defined in Section 560 1  of the 2006

Act  wholly for cash: 10.1 pursuant to the authority

given by Paragraph 9.1 of resolution 9 above or where

 the allotment constitutes an allotment of equity

securities by virtue of Section 560 3  of the 2006

Act in each case:  1  in connection with a pre-

emptive offer; and  ii  otherwise than in connection

with a pre-emptive offer, up to an aggregate nominal

amount of GBP 4,226,065; and 10.2 pursuant to the

authority given by paragraph 9.2 of resolution 9

above in connection with a rights issue, as if

Section 561 1  of the 2006 Act did not apply to any

such allotment; CONTD

PROPOSAL #CONT: CONTD  Authority expires at the end          ISSUER             NO              N/A                  N/A

of the next AGM or on 30 JUN 2011 ; whichever is

earlier but so that the Company may make offers and

enter into agreements during this period which would,

 or might, require equity securities to be allotted

after the power ends

PROPOSAL #S.11: Authorize the Company, for the                   ISSUER            YES             FOR                  FOR

purpose of Section 701 of the 2006 Act to make market

 purchases  as defined in Section 693 of that Act  of

 ordinary shares of GBP 0.25 each in the capital of

the Company provided that: the maximum aggregate

number of ordinary shares authorized to be purchased

is 33,808,522 an amount equal to 10% of the Company's

 issued ordinary share capital as at 06 APR 2010 ;

the minimum price which may be paid for an ordinary

share is GBP 0.25 per ordinary share; the maximum

price which may be paid for an ordinary share is an

amount equal to the higher of  i  105% of the average

 of the closing price of the Company's ordinary

shares as derived from the London stock exchange

daily official list for the 5 business days

immediately preceding the day on which such ordinary

share is contracted to be purchased CONTD

PROPOSAL #CONT: CONTD or  ii  the higher of the price        ISSUER             NO              N/A                  N/A

 of the last independent trade and the higher current

 bid as stipulated by Article 5 1  of Commission

regulation  EC  22 DEC 2003 implementing the market

abuse directive as regards exemptions for buy-back

programmes and stabilization of financial instruments

 No 2273/2003 :  Authority expires at the conclusion

of the AGM of the Company held in 2011 or, if earlier

 30 JUN 2011 ;  except in relation to the purchase of

 shares the contract for which was concluded before

the expiry of such authority and which might be

executed wholly or partly after such expiry unless

such authority is renewed prior to such time

PROPOSAL #S.12: Adopt the Articles of Association              ISSUER            YES             FOR                  FOR

produced to the meeting and initalled by the Chairman

 of the meeting for the purpose of identification as

the Articles of Association of the Company in

substitution for, and to the exclusion of, the

existing Articles of association

PROPOSAL #S.13: Approve the general meeting other              ISSUER            YES             FOR                  FOR

than an AGM may be called on not less than 14 clear

days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ILUKA RES LTD

  TICKER:                  N/A                 CUSIP:   Q4875J104

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Election of Mr Wayne Osborn as a                     ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #2: Election of Mr Stephen Turner as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 16.4

 of the Company's Constitution

PROPOSAL #3: Re-election of Mr Gavin Rezos as a                 ISSUER            YES             FOR                  FOR

Director, who retires in accordance with Article 17.2

 of the Company's Constitution

PROPOSAL #4: Adopt the remuneration report of the              ISSUER            YES             FOR                  FOR

Company for YE 31 DEC 2009 as set out on Pages 6 to

17 of the Company's 2009 annual report

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMERYS, PARIS

  TICKER:                  N/A                 CUSIP:   F49644101

  MEETING DATE:      4/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #O.1: Approve the Management and the                     ISSUER            YES             FOR                  FOR

Company's accounts for the YE 31 DEC 2009

PROPOSAL #O.2: Approve the consolidated accounts for         ISSUER            YES             FOR                  FOR

the YE 31 DEC 2009

PROPOSAL #O.3: Approve the allocation of the result          ISSUER            YES             FOR                  FOR

to determine the dividend for the YE 31 DEC 2009

PROPOSAL #O.4: Receive the Special Auditors report on        ISSUER            YES             FOR                  FOR

 a commitment specified in Article L. 225-42-1 of the

 Code du Commerce  Commercial Code  taken for the

CEO's benefit and approve the said commitment

PROPOSAL #O.5: Receive the Special Auditors report on        ISSUER            YES             FOR                  FOR

 a commitment specified in Articles L. 225-38 and L.

225-42-1 of the Code du Commerce taken for the Deputy

 CEO's benefit and approve the said commitment

PROPOSAL #O.6: Approve to renew the Directors mandate        ISSUER            YES             FOR                  FOR

 of M. Jean Monville

PROPOSAL #O.7: Approve to renew the Directors mandate        ISSUER            YES             FOR                  FOR

 of M. Robert Peugeot

PROPOSAL #O.8: Approve to renew the Directors mandate        ISSUER            YES             FOR                  FOR

 of M. Amaury de Seze

PROPOSAL #O.9: Appointment of M. Olivier Pirotte as a        ISSUER            YES             FOR                  FOR

 New Director to replace M. Thierry de

PROPOSAL #O.10: Appointment of M. Ian Gallienne as a         ISSUER            YES             FOR                  FOR

New Director

PROPOSAL #O.11: Appointment of Mme. Fatine Layt as a         ISSUER            YES             FOR                  FOR

New Director

PROPOSAL #O.12: Appointment of M. Pierre-Jean                     ISSUER            YES             FOR                  FOR

Sivignon as a New Director

PROPOSAL #O.13: Approve to renew the Co-Auditors                ISSUER            YES             FOR                  FOR

mandate held by Deloitte & Associes

PROPOSAL #O.14: Approve to renew the Deputy Co-                  ISSUER            YES             FOR                  FOR

Auditors mandate held by BEAS

PROPOSAL #O.15: Appointment of Ernst & Young & Autres        ISSUER            YES             FOR                  FOR

 as the Auditors to replace Ernst &

PROPOSAL #O.16: Appointment of Auditex as a Deputy            ISSUER            YES             FOR                  FOR

Co-Auditor to replace M. Jean-Marc

PROPOSAL #O.17: Approve the Company to purchase its          ISSUER            YES             FOR                  FOR

own shares

PROPOSAL #E.18: Authorize the Board of Directors to          ISSUER            YES             FOR                  FOR

issue subscription warrants and/or purchase shares

(BSA), refundable or otherwise, for employees and

Executive Directors of the Company and/or its

subsidiaries, or for a category of them, without any

shareholders preferential subscription right

PROPOSAL #E.19: Approve the powers for formalities             ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  IMPALA PLATINUM HOLDINGS LTD

  TICKER:                  IMPUY             CUSIP:   452553308

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #01: TO RECEIVE AND CONSIDER THE FINANCIAL          ISSUER            YES             FOR               AGAINST

STATEMENTS FOR THE YEAR ENDED JUNE 30, 2009.

PROPOSAL #2A: TO RE-ELECT D EARP AS DIRECTOR                       ISSUER            YES             FOR               AGAINST

PROPOSAL #2B: TO RE-ELECT K MOKHELE AS DIRECTOR                  ISSUER            YES             FOR               AGAINST

PROPOSAL #2C: TO RE-ELECT NDB ORLEYN AS DIRECTOR                ISSUER            YES             FOR               AGAINST

PROPOSAL #03: TO DETERMINE THE REMUNERATION OF NON            ISSUER            YES             FOR               AGAINST

EXECUTIVE DIRECTORS.

PROPOSAL #O4: MOROKOTSO TRUST.                                                ISSUER            YES             FOR               AGAINST

PROPOSAL #S5: SHARE BUY-BACK.                                                  ISSUER            YES             FOR               AGAINST

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  JOHNSON MATTHEY PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G51604109

  MEETING DATE:      7/21/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the Company's accounts for the         ISSUER            YES             FOR                  FOR

YE 31 MAR 2009

PROPOSAL #2.: Approve the Directors remuneration                ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #3.: Declare a final dividend of 26.0 pence         ISSUER            YES             FOR                  FOR

per share on the ordinary shares

PROPOSAL #4.: Elect Sir Thomas Harris as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #5.: Elect Mr. R.J. MacLeod as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect Sir John Banham as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #7.: Re-elect Mr. N.A.P. Carson as a                     ISSUER            YES             FOR                  FOR

Director of the Company

PROPOSAL #8.: Re-elect Mr. L.C. Pentz as a Director          ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #9.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors for the forthcoming year

PROPOSAL #10.: Authorize the Directors to determine          ISSUER            YES             FOR                  FOR

the remuneration of the Auditors

PROPOSAL #11.: Authorize the Company to make                       ISSUER            YES             FOR                  FOR

political donations and incur political expenditure

within certain limits

PROPOSAL #12.: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital of the Company

PROPOSAL #13.: Authorize the Directors to allot shares      ISSUER            YES             FOR                  FOR

PROPOSAL #S.14: Approve to disapply the pre-emption          ISSUER            YES             FOR                  FOR

rights attaching to shares

PROPOSAL #S.15: Authorize the Company to make market         ISSUER            YES             FOR                  FOR

purchases of its own shares

PROPOSAL #S.16: Approve to call general meetings                ISSUER            YES             FOR                  FOR

other than AGMs on not less than 14 clear days notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  K+S AKTIENGESELLSCHAFT, S AKTIENGESELLSCHAFT

  TICKER:                  N/A                 CUSIP:   D48164103

  MEETING DATE:      5/11/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Presentation of the financial                        ISSUER             NO              N/A                  N/A

statements and annual report for the 2009 FY with the

 report of the Supervisory Board, the group financial

 statements, the group annual report, and the reports

 pursuant to Sections 289(4) and 315(4) of the German

 Commercial code

PROPOSAL #2.: Resolution on the appropriation of the         ISSUER            YES             FOR                  FOR

distributable profit of EUR 46,149,746.16 as follows:

 payment of a dividend of EUR 0.20 per no-par share

EUR 7,869,746.16 shall be carried forward ex-dividend

 and payable date: 12 MAY 2010

PROPOSAL #3.: Approval of the remuneration system for        ISSUER            YES             FOR                  FOR

 Members of the Board of Managing Director's

PROPOSAL #4.: Ratification of the acts of the Board          ISSUER            YES             FOR                  FOR

of Managing Directors

PROPOSAL #5.: Ratification of the acts of the                     ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #6.: Election of George Cardona to the                 ISSUER            YES             FOR                  FOR

Supervisory Board

PROPOSAL #7.: Appointment of the Auditors for the              ISSUER            YES             FOR                  FOR

2010 FY: Deloitte + Touche GMBH, Hanover

PROPOSAL #8.: Resolution on the authorization to                ISSUER            YES             FOR                  FOR

issue convertible and/or warrant bonds, the creation

of contingent capital and the corresponding amendment

 to the Articles of Association the existing

authorization approved by the shareholders' meeting

of 10 MAY 2006, to issue convertible and/or warrant

bonds and the creation of contingent capital shall be

 revoked; the board of Managing Directors shall be

authorized, with the consent of the Supervisory

Board, to issue registered and/or bearer bonds of up

to EUR 1,500,000,000 conferring convertible and/or

option rights for shares of the Company, on or before

 10 MAY 2015; shareholders shall be granted

subscription rights except for the issue of bonds

conferring convertible and/or option rights for

shares of the Company of up to 10% of the share

capital at a price not materially below their

theoretical market value, for the granting of such

rights to holders of convertible and/or option

rights, for residual amounts, and for the issue of

bonds for acquisition purposes; the Company's share

capital shall be increased accordingly by up to EUR

19,140,000 through the issue of up to 19,140,000 new

no-par shares, insofar as convertible and/or option

rights are exercised [contingent capital]

PROPOSAL #9.: Resolution on the creation of new                 ISSUER            YES             FOR                  FOR

authorized capital and amendments to the Articles of

Association the existing authorization in item 8

approved by the shareholders' meeting of 10 MAY 2006,

 shall be revoked; the Board of Managing Directors

shall be authorized, with the consent of the

Supervisory Board, to increase the share capital by

up to EUR 57,420,000 through the issue of new bearer

no-par shares against contributions in cash and/or

kind, for a period of 5 years, on or before 10 MAY

2015; shareholders' subscription rights may be

excluded if the shares are issued at a price not

materially below the market price of identical

shares, and for residual amounts

PROPOSAL #10.: Resolution on the authorization to              ISSUER            YES             FOR                  FOR

acquire own shares the Company shall be authorized to

 acquire own shares of up to 10% of its share

capital, at a price not differing more than 10% from

the market price of the shares, on or before 10 MAY

2015; the Board of Managing Directors shall be

authorized to sell the shares on the stock exchange

or by a rights offering, to dispose of the shares in

a manner other than the stock exchange or an offer to

 all shareholders if the shares are sold at a price

not materially below their market price, to use the

shares for acquisition purposes or for satisfying

option and convertible rights, and to retire the

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KENMARE RESOURCES PLC

  TICKER:                  N/A                 CUSIP:   G52332106

  MEETING DATE:      11/18/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to increase the authorized                ISSUER            YES             FOR                  FOR

ordinary share capital of the Company from EUR

90,000,000 by the creation of an additional

600,000,000 new ordinary shares of EUR 0.06 each,

such new ordinary shares ranking pari passu in all

respects with the existing issued and authorized

ordinary shares of EUR 0.06 each in the capital of

PROPOSAL #2.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot relevant securities [within the meaning of

Section 20 of the Companies [Amendment] Act 1983] up

to an amount equal to the maximum aggregate nominal

value of the authorized but unissued share capital of

 the Company from time to time; [Authority expires at

 the conclusion of the AGM of the Company or, if

earlier, the date which is 15 months from the passing

 of this resolution]; and the Directors may allot

relevant securities after the expiry of this

authority in pursuance of such an offer or agreement

made prior to such expiry

PROPOSAL #S.3: Authorize the Directors, pursuant to          ISSUER            YES             FOR                  FOR

Section 24 of the Companies [Amendment] Act, 1983, to

 allot equity securities [as specified by Section 23

of the Companies [Amendment] Act, 1983] for cash as

if sub-Section [1] of the said Section 23 did not

apply to any such allotment provided that this power

shall be limited to the allotment of equity

securities: in connection with any offer of

securities open for any period fixed by the Directors

 by way of rights, open offer or otherwise in favor

of holders of ordinary shares and/or any persons

having a right to subscribe for or convert securities

 into ordinary shares in the capital of the Company

[including, without limitation, any holders of

options under any of the Company's Share Option

Schemes for the time being] and subject to such

exclusions or arrangements as the Directors may deem

necessary or expedient in relation to legal or

practical problems under the laws of, or the

requirements of any recognized body or Stock Exchange

 in, any territory; in connection with the exercise

of any options or warrants to subscribe granted by

the Company; and [in addition to the authority

conferred by Paragraphs above] of this resolution],

up to a maximum aggregate nominal value equal to the

nominal value of 10% of the issued share capital of

the Company from time to time; [Authority expires at

the conclusion of the AGM of the Company or, if

earlier, the date which is 15 months from the passing

 of this resolution]; and the Directors may allot

equity securities after the expiry of this authority

in pursuance of such an offer or agreement made prior

PROPOSAL #S.4: Approve the provisions of Article                ISSUER            YES             FOR                  FOR

50[a] of the Articles of Association of the Company

allowing for the convening of an EGM of the Company

on giving 14 days' notice in writing at the least

[where such meeting is not an AGM or a general

meeting for the passing of a Special resolution]

shall continue to be effective

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KENMARE RESOURCES PLC

  TICKER:                  N/A                 CUSIP:   G52332106

  MEETING DATE:      3/29/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, subject to the placing and open        ISSUER             NO              N/A                  N/A

 offer agreement having become unconditional in all

respects save for any condition relating to admission

 having occurred  as defined in the prospectus of the

 Company dated 05 MAR 2010, as specified, to increase

 the authorized ordinary share capital of the Company

 from EUR 90,000,000 to EUR 180,000,000 by the

creation of 1,500,000,000 new ordinary shares of EUR

0.06 each, such new ordinary shares ranking pari

passu in all respects with the existing authorized

and issued ordinary shares of EUR 0.06 each in the

capital of the Company

PROPOSAL #2: Authorize the Directors, in substitution        ISSUER             NO              N/A                  N/A

 for all existing authorities of the Directors

pursuant to Section 20 of the Companies Act 1983, and

 subject to and contingent upon the passing of

resolution  1  above, pursuant to Section 20 of the

Companies Act 1983, to allot relevant securities

with in the meaning of Section 20 of the Companies

Act 1983  up to a maximum amount equal to the

aggregate nominal value of the authorized but

unissued share capital of the Company as at the close

 of business on the date of passing of this

resolution;  Authority expire the earlier of the

conclusion of the next AGM of the Company following

the passing of this resolution or the date which is

15 months from the passing of this resolution ; that

the Company may before such expiry and the Directors

PROPOSAL #S.3: Authorize the Directors, in                          ISSUER             NO              N/A                  N/A

substitution for all existing authorities of the

Directors pursuant to Section 24 of the Companies Act

 1983, and subject to and contingent upon the passing

 of Resolution  2  above, pursuant to Section 24 of

the Companies Act, 1983 to allot equity securities

as defined by Section 23 of the Companies Act, 1983

for cash as if sub-Section  1  of the said Section 23

 did not apply to any such allotment provided that

this power shall be limited to the allotment of

equity securities: a) in connection with any offer of

 securities open for any period fixed by the

Directors by way of rights, open offer or otherwise

in favor of holders of ordinary shares and/or any

persons having a right to subscribe for or convert

securities into ordinary shares in the capital of the

PROPOSAL #4: Authorize the Directors, subject to and         ISSUER             NO              N/A                  N/A

contingent upon the passing of Resolutions 1, 2, and

3 above, for the purpose of the listing rules, to

issue the new ordinary shares under the capital

raising  as defined in the prospectus  at an issue

price of EUR 0.13 per new ordinary share, with such

prices representing, respectively, a discount of

41.8% to the closing mid-market price of EUR 20.6p

per ordinary share of the Company  as derived from

the daily official list of the London Stock Exchange

 on 04 MAR 2010, and a discount of 45.7% to the

closing mid-market of EUR 0.24 per ordinary share of

the Company  as derived from the daily official list

of the Irish Stock Exchange  on 04 MAR 2010, being

the last business day prior to the announcement of

the capital raising

PROPOSAL #5: Approve, subject to and conditional upon        ISSUER             NO              N/A                  N/A

 the passing of Resolutions 1, 2, 3 and 4 above, the

allotment and issue of up to a maximum of 432,600,000

 new ordinary shares to M and G in the firm placing

and the placing  as defined in the prospectus , and

the payment to M and G of any fee in connection with

the firm placing and the placing, by way of a

commission of 1.75% of the value of the new ordinary

shares for which it has agreed, or shall agree, to

subscribe under the placing, which constitutes a

related party transaction pursuant to the listing

rules by reason of M and G being a related party

because it is a substantial shareholder in the

Company being a party which is entitled to exercise

or control the exercise of 10% or more of the

Company's votes able to be cast on all or

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  KENMARE RESOURCES PLC

  TICKER:                  N/A                 CUSIP:   G52332106

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Directors' report, the                 ISSUER            YES             FOR                  FOR

financial statements and the Independent Auditors'

report thereon for the YE 31 DEC 2009

PROPOSAL #2: Re-elect Mr. T. Fitzpatrick as a Director      ISSUER            YES             FOR                  FOR

PROPOSAL #3: Re-elect Mr. P. McAleer as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-elect Mr. T. McCluskey as a Director         ISSUER            YES             FOR                  FOR

PROPOSAL #5: Re-elect Mr. C. Carvill as a Director             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Re-elect Mr. I. Egan as a Director                  ISSUER            YES             FOR                  FOR

PROPOSAL #7: Re-elect Mr. S. Farrell as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #8: Re-elect Mr. J. Deysel as a Director               ISSUER            YES             FOR                  FOR

PROPOSAL #9: Authorize the Directors to fix the                 ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #10: Authorize the Directors to allot                   ISSUER            YES             FOR                  FOR

relevant securities  Section 20

PROPOSAL #S.11: Authorize the Directors to allot                ISSUER            YES             FOR                  FOR

equity securities for cash  Section 23 and 24

PROPOSAL #S.12: Approve to maintain existing                       ISSUER            YES             FOR                  FOR

authority to convene an EGM by 14 days notice

PROPOSAL #S.13: Amend the Article of Association to          ISSUER            YES             FOR                  FOR

reflect the implementation of the Shareholder Rights

 Director 2007/36/EC  Regulations 2009

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LIHIR GOLD LTD

  TICKER:                  N/A                 CUSIP:   Y5285N149

  MEETING DATE:      5/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve the financial statements and              ISSUER            YES             FOR                  FOR

statutory reports for the YE 31 DEC 2009

PROPOSAL #2: Elect Peter Cassidy as a Director                    ISSUER            YES             FOR                  FOR

PROPOSAL #3: Election Mike Etheridge as a Director             ISSUER            YES             FOR                  FOR

PROPOSAL #4: Re-appoint PricewaterhouseCoopers as the        ISSUER            YES             FOR                  FOR

 Company's Auditor

PROPOSAL #5: Approve the termination benefits payable        ISSUER            YES             FOR                  FOR

 to the new CEO/Managing Director under his

employment contract

PROPOSAL #6: Approve the grant of up to 1.5 million          ISSUER            YES             FOR                  FOR

Share Rights under the Lihir Senior Executive Share

Plan to the new CEO/Managing Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  LONMIN PUB LTD CO

  TICKER:                  N/A                 CUSIP:   G56350112

  MEETING DATE:      1/28/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the report and accounts                      ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report

PROPOSAL #3.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors and approve the remuneration of the Auditors

PROPOSAL #4.: Re-elect Ian Farmer as a Director of            ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #5.: Re-elect Alan Ferguson as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #6.: Re-elect David Munro as a Director of          ISSUER            YES         AGAINST           AGAINST

the Company

PROPOSAL #7.: Re-elect Roger Phillimore as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #8.: Re-elect Jim Sutcliffe as a Director of        ISSUER            YES             FOR                  FOR

 the Company

PROPOSAL #9.: Re-elect Jonathan Leslie as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #10.: Grant authority to allot shares                    ISSUER            YES             FOR                  FOR

PROPOSAL #S.11: Approve the disapplication of pre              ISSUER            YES             FOR                  FOR

emption rights

PROPOSAL #S.12: Grant authority for the Company to            ISSUER            YES             FOR                  FOR

purchase its own shares

PROPOSAL #S.13: Approve the notice period of 14 days         ISSUER            YES             FOR                  FOR

for general meetings other than AGMs

PROPOSAL #S.14: Adopt the new Articles of Association        ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MIL RESOURCES LTD, SYDNEY NSW

  TICKER:                  N/A                 CUSIP:   Q57223101

  MEETING DATE:      10/22/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009

PROPOSAL #2.: Re-elect Mr. James Beecher as a                     ISSUER            YES         AGAINST           AGAINST

Director, who retires in accordance with Article 12.3

 of the Company's constitution

PROPOSAL #3.: Approve, for the purposes of Listing            ISSUER            YES             FOR                  FOR

Rule 7.3 of the Listing Rules of ASX Limited, to

issue a maximum of 20,000,000 ordinary shares at an

issue price of AUD 0.02 per share on the terms as

PROPOSAL #4.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.11 of the Listing Rules of ASX Limited, to

allot and issue 2,500,000 unlisted 30 SEP 2014

options with an exercise price of AUD 0.06 per

option, to Mr. James Beecher, on the terms as

PROPOSAL #5.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.11 of the Listing Rules of ASX Limited, to

allot and issue 2,500,000 unlisted 30 SEP 2014

options with an exercise price of AUD 0.06 per

option, to Mr. Patrick Elliott, on the terms as

PROPOSAL #6.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.11 of the Listing Rules of ASX Limited, to

allot and issue 2,500,000 unlisted 30 SEP 2014

options with an exercise price of AUD 0.06 per

option, to Mr. John Haggman, on the terms as specified

PROPOSAL #7.: Approve, for the purposes of Listing            ISSUER            YES         AGAINST           AGAINST

Rule 10.11 of the Listing Rules of ASX Limited, to

allot and issue 2,500,000 unlisted 30 SEP 2014

options with an exercise price of AUD 0.06 per

option, to Professor Malcolm Richmond, on the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINEFINDERS CORPORATION LTD.

  TICKER:                  MFN                 CUSIP:   602900102

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: MARK H. BAILEY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JAMES M. DAWSON                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: H. LEO KING                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT L. LECLERC                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANTHONIE LUTEIJN                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF KPMG LLP, CHARTERED                ISSUER            YES             FOR                  FOR

ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE

ENSUING YEAR AND AUTHORIZING THE DIRECTORS TO FIX

THEIR REMUNERATION.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MINERALS TECHNOLOGIES INC.

  TICKER:                  MTX                 CUSIP:   603158106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOSEPH C. MUSCARI                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. STIVERS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF KPMG LLP         ISSUER            YES             FOR                  FOR

AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FOR THE 2010 FISCAL YEAR.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  MWANA AFRICA PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G6360C107

  MEETING DATE:      9/15/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the Company's annual         ISSUER            YES             FOR                  FOR

accounts for the FYE 31 MAR 2009

PROPOSAL #2.: Re-appoint John Anderson as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #3.: Re-appoint Etienne Denis as a Director         ISSUER            YES         AGAINST           AGAINST

PROPOSAL #4.: Approve the Directors' remuneration              ISSUER            YES             FOR                  FOR

report for the YE 31 MAR 2009

PROPOSAL #5.: Re-appoint KPMG Audit Plc as the                   ISSUER            YES             FOR                  FOR

Auditors of the Company

PROPOSAL #6.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #7.: Authorize the Directors, to allot                 ISSUER            YES             FOR                  FOR

relevant securities

PROPOSAL #S.8: Approve to disapply statutory pre-               ISSUER            YES         AGAINST           AGAINST

emption rights in respect of the allotment of equity

securities for cash

PROPOSAL #S.9: Authorize the Company to purchase its         ISSUER            YES             FOR                  FOR

own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEVSUN RESOURCES LTD.

  TICKER:                  NSU                 CUSIP:   64156L101

  MEETING DATE:      5/3/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: R. STUART ANGUS                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CLIFFORD T. DAVIS                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT J. GAYTON                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GARY E. GERMAN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GERARD E. MUNERA                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF KPMG LLP AS AUDITORS OF         ISSUER            YES             FOR                  FOR

THE COMPANY FOR THE ENSUING YEAR AND AUTHORIZING THE

DIRECTORS TO FIX THEIR REMUNERATION.

PROPOSAL #03: TO APPROVE THE AMENDMENT TO THE                     ISSUER            YES             FOR                  FOR

COMPANY'S STOCK OPTION PLAN AS MORE PARTICULARLY

DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR

DATED MARCH 23, 2010.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NEWMONT MINING CORPORATION

  TICKER:                  NEM                 CUSIP:   651639106

  MEETING DATE:      4/23/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: G.A. BARTON                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: V.A. CALARCO                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.A. CARRABBA                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: N. DOYLE                                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: V.M. HAGEN                                            ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M.S. HAMSON                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R.T. O'BRIEN                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.B. PRESCOTT                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: D.C. ROTH                                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: J.V. TARANIK                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: S.R. THOMPSON                                       ISSUER            YES             FOR                  FOR

PROPOSAL #02: RATIFY THE AUDIT COMMITTEE'S                          ISSUER            YES             FOR                  FOR

APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS

NEWMONT'S INDEPENDENT AUDITORS FOR 2010.

PROPOSAL #03: CONSIDER AND ACT UPON A STOCKHOLDER          SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL REGARDING SPECIAL MEETINGS, AS SET FORTH IN

THE ACCOMPANYING PROXY STATEMENT, IF PROPERLY

INTRODUCED AT THE MEETING.

PROPOSAL #04: CONSIDER AND ACT UPON A STOCKHOLDER          SHAREHOLDER        YES         AGAINST               FOR

PROPOSAL TO APPROVE MAJORITY VOTING FOR THE ELECTION

OF DIRECTORS IN A NON-CONTESTED ELECTION, AS SET

FORTH IN THE ACCOMPANYING PROXY STATEMENT, IF

PROPERLY INTRODUCED AT THE MEETING.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      10/12/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Authorize the Directors of the Company         ISSUER            YES             FOR                  FOR

to allot and issue up to 9,575,420 new ordinary

shares of HKD 0.25 each in the capital of the Company

 to Mr. Ricardo Leiman, an Executive Director of the

Company, or to such person as he may direct, credited

 as fully-paid, for the purposes of satisfying part

of the remuneration and bonus payable to such

Executive Director

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve, ratify and adopt the entry by          ISSUER            YES             FOR                  FOR

the Company into  i  a transaction facilitation deed

with respect to the off-market takeover offer  the

Gloucester Offer  by Macarthur Coal Limited

Macarthur  to acquire all of the issued securities of

 Gloucester Coal Limited  Gloucester  and  ii  a

share sale deed  Middlemount Share Sale Deed  with

respect to, inter alia, the purchase by Custom Mining

 Pty Ltd  Custom Mining  of all the shares of

Middlemount Coal Pty Ltd  Middlemount  held by the

Company and its subsidiaries  the Group ; b  the

disposal by the Group of  i  71,902,868 Gloucester

shares to Macarthur pursuant to the Group's

acceptance of the Gloucester Offer and  ii  81,450

Middlemount shares to Custom Mining pursuant to,

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NOBLE GROUP LTD

  TICKER:                  N/A                 CUSIP:   G6542T119

  MEETING DATE:      4/30/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive and adopt the statements of              ISSUER            YES             FOR                  FOR

accounts and the reports of the Directors and the

Auditors for the FYE 31 DEC 2009

PROPOSAL #2.: Declare a final dividend of USD 3.6              ISSUER            YES             FOR                  FOR

cents per share for the YE 31 DEC 2009

PROPOSAL #3.: Re-elect Mr. Richard Samuel Elman as a         ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #4.: Re-elect Mr. Harindarpal Singh Banga as        ISSUER            YES             FOR                  FOR

 a Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #5.: Re-elect Mr. Alan Howard Smith as a              ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #6.: Re-elect Mr. David Gordon Eldon as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 86(1)

PROPOSAL #7.: Re-elect Mr. Tobias Josef Brown as a            ISSUER            YES             FOR                  FOR

Director, who retires pursuant to Bye-law 85(2)

PROPOSAL #8.: Approve the Directors' fees for the YE         ISSUER            YES             FOR                  FOR

31 DEC 2009

PROPOSAL #9.: Re-appoint Messrs. Ernst & Young as the        ISSUER            YES             FOR                  FOR

 Company's Auditors and authorize the Directors to

fix their remuneration

PROPOSAL #10.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to: (A) (a) issue ordinary shares of HKD

0.25 each (or of such other par value as may result

from any capital subdivision and/or consolidation of

the Company) in the capital of the Company (Shares)

whether by way of rights, bonus or otherwise; and/or

(b) make or grant offers, agreements or options

(collectively, Instruments) that might or would

require Shares to be issued, including but not

limited to the creation and issue of (as well as

adjustments to) warrants, debentures or other

instruments convertible into Shares, at any time and

upon such terms and conditions and for such purposes

and to such persons as the Directors may in their

absolute discretion deem fit; and (B)

(notwithstanding that the authority conferred by this

 resolution may have ceased to be in force) issue

Shares in pursuance of any Instrument made or granted

 by the Directors while this resolution was in force,

 provided that: (a) the aggregate number of Shares to

 be issued pursuant to this resolution (including

Shares to be issued in pursuance of Instruments made

or granted pursuant to this resolution) does not

exceed 50% of the total number of issued Shares,

excluding treasury shares, of the Company (as

calculated in accordance with this resolution below),

 of which the aggregate number of Shares to be issued

 other than on a pro rata basis to shareholders of

the Company (Shareholders) (including Shares to be

issued in pursuance of Instruments made or granted

pursuant to this resolution) does not exceed 20% of

the total number of issued Shares, excluding treasury

 shares, of the Company (as calculated in accordance

with this resolution below); (b) (subject to such

manner of calculation as may be prescribed by the

Singapore Exchange Securities Trading Limited (SGX-

ST)) for the purpose of determining the aggregate

number of Shares that may be issued under this

resolution above, the total number of issued Shares,

excluding treasury shares, shall be based on the

total number of issued Shares, excluding treasury

shares, of the Company at the time this resolution is

 passed, after adjusting for: (i) new Shares arising

from the conversion or exercise of any convertible

securities or share options or vesting of share

awards which are outstanding or subsisting at the

time this resolution is passed; and (ii) any

subsequent bonus issue, consolidation or subdivision

of Shares; [Authority expires the earlier of the

conclusion of the next AGM of the Company or the

expiration of the period within which the next AGM is

PROPOSAL #11.: Authorize the Directors of the                     ISSUER            YES             FOR                  FOR

Company, to purchase or acquire issued and fully paid

 Shares not exceeding in aggregate the Prescribed

Limit (as specified), at such price or prices as may

be determined by the Directors from time to time up

to the Maximum Price (as specified), by way of market

 purchases (each a Market Purchase) on the SGXST or

any other Stock Exchange on which the Shares may for

the time being be listed and quoted and otherwise in

accordance with the Companies Act 1981 of Bermuda

(the Bermuda Act) and all other laws, regulations and

 rules of the SGX-ST as may for the time being be

applicable (Share Purchase Mandate); [Authority

expires the earlier of the conclusion of the next AGM

 of the Company or the expiration of the period

within which the next AGM is to be held by law]; to

complete and do all such acts and things (including

executing such documents as may be required) as they

may consider expedient or necessary to give effect to

 the transactions contemplated by this resolution

PROPOSAL #12.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to offer and grant options in accordance with the

provisions of the Noble Group Share Option Scheme

2004 (the Scheme) and to allot and issue from time to

 time such Shares as may be allotted and issued

pursuant to the exercise of options under the Scheme,

 provided always that the aggregate number of Shares

to be allotted and issued pursuant to the Scheme,

when added to the number of Shares issued and

issuable in respect of all options granted under the

Scheme and Shares subject to any other share schemes

of the Company, shall not exceed 15% of the total

number of issued Shares, excluding treasury shares,

of the Company from time to time

PROPOSAL #13.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to allot and issue from time to time such number of

Shares as may be required to be allotted and issued

pursuant to the Noble Group Limited Scrip Dividend

Scheme (Scrip Dividend Scheme)

PROPOSAL #14.: Authorize the Directors of the Company        ISSUER            YES         AGAINST           AGAINST

 to: (A) offer and grant awards in accordance with

the provisions of the Noble Group Performance Share

Plan (the Plan); and (B) allot and issue from time to

 time such number of Shares as may be required to be

allotted and issued pursuant to the vesting of Awards

 under the Plan, provided that the aggregate number

of Shares allotted and issued and/or to be allotted

and issued pursuant to the Plan, when aggregated with

 the number of Shares issued and issuable in respect

of all options granted under any of the Share Option

Schemes of the Company and Shares subject to any

other share schemes of the Company, shall not exceed

15% of the total number of issued Shares, excluding

treasury shares, from time to time

PROPOSAL #15.: Authorize the Directors of the Company        ISSUER            YES             FOR                  FOR

 to capitalize an amount of up to HKD 553,097,702

standing to the credit of the share premium account

of the Company and that the same be applied in full

payment at par for up to 2,212,390,805 new Ordinary

Shares of HKD 0.25 each (the Bonus Shares) in the

share capital of the Company, such new shares to be

distributed, allotted and issued and credited as

fully paid to those persons who are registered as

shareholders of the Company as at such date as may be

 determined by the Directors of the Company (the

Books Closure Date), on the basis of six Bonus Shares

 for every eleven existing Ordinary Shares then held

by such shareholders (the Bonus Issue), all fractions

 (if any) being disregarded and dealt with in such

manner as the Directors of the Company may deem fit

for the benefit of the Company and such new shares to

 be treated for all purposes as an increase in the

nominal amount of the issued share capital of the

Company and not income and, upon issue and allotment,

 to rank pari passu in all respects with the existing

 Ordinary Shares of HKD 0.25 each in the capital of

the Company except that they shall not rank for any

dividends, rights, allotments or other distributions

the record date for which falls before the date on

which the Bonus Shares are issued; and to give effect

 to and implement the Bonus Issue with full power to

assent to any condition, modification, variation

and/or amendment as may be required by the relevant

authorities and/or as they may deem fit or expedient

in the interests of the Company

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  NORTHAM PLATINUM (PTY) LTD

  TICKER:                  N/A                 CUSIP:   S56540156

  MEETING DATE:      11/5/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve the annual financial statements        ISSUER            YES             FOR                  FOR

PROPOSAL #2.: Elect M.E. Beckett as a Director, who          ISSUER            YES         AGAINST           AGAINST

retires in accordance with the provisions of Article

57 of the Company's Articles of Association

PROPOSAL #3.: Elect B.R. van Rooyen as a Director,            ISSUER            YES             FOR                  FOR

who retires in accordance with the provisions of

Article 57 of the Company's Articles of Association

PROPOSAL #4.: Elect P.L. Zim as a Director, who                 ISSUER            YES             FOR                  FOR

retires in accordance with the provisions of Article

57 of the Company's Articles of Association

PROPOSAL #5.: Elect C.K. Chabedi as a Director, who          ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #6.: Elect A.R. Martin as a Director, who            ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #7.: Elect MSMM Xayiya as a Director, who            ISSUER            YES             FOR                  FOR

retires at the forthcoming AGM in accordance with the

 provisions of Article 50 of the Company's Articles

of Association

PROPOSAL #8.: Approve to increase the Directors fees         ISSUER            YES             FOR                  FOR

PROPOSAL #9.: Amend the Northam Share Scheme                       ISSUER            YES         AGAINST           AGAINST

PROPOSAL #S.1: Approve to increase the authorized              ISSUER            YES             FOR                  FOR

share capital

PROPOSAL #S.2: Amend the Memorandum of Association             ISSUER            YES             FOR                  FOR

PROPOSAL #10.: Approve the placement of unissued                ISSUER            YES         AGAINST           AGAINST

shares under the control of the Directors

PROPOSAL #11.: Approve the payments to shareholders           ISSUER            YES             FOR                  FOR

PROPOSAL #S.3: Approve the acquisition of the                     ISSUER            YES             FOR                  FOR

Companies own shares

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  OZ MINERALS LTD

  TICKER:                  N/A                 CUSIP:   Q7161P106

  MEETING DATE:      5/19/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: To receive and consider the financial            ISSUER             NO              N/A                  N/A

report of the Company for the YE 31 DEC 2009 together

 with the Directors' report, Directors' Declaration

and Auditor's report as specified in the 2009 annual

PROPOSAL #2.i: Re-election of Mr. Neil Hamilton as a         ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 6.3(h) of the Company's Constitution

PROPOSAL #2.ii: Re-election of Mr. Paul Dowd as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires in accordance

with Article 6.3(h) of the Company's Constitution

PROPOSAL #2.iii: Re-election of Mr. Charles Lenegan          ISSUER            YES             FOR                  FOR

as a Director of the Company, who retires in

accordance with Article 6.3(h) of the Company's

PROPOSAL #2.iv: Re-election of Mr. Brian Jamieson as         ISSUER            YES             FOR                  FOR

a Director of the Company, who retires in accordance

with Article 6.3(c) of the Company's Constitution

PROPOSAL #3: Adopt the Company's remuneration report         ISSUER            YES             FOR                  FOR

for the YE 31 DEC 2009

PROPOSAL #4: Authorize the Company to grant to the            ISSUER            YES             FOR                  FOR

Company's Managing Director  'MD'  & Chief Executive

Officer  'CEO' , Mr. Terry Burgess, a total of up to

2,800,000 performance rights to be granted over 3

years under the OZ Minerals Performance Rights Plan

on the terms as specified

PROPOSAL #S.5: Approve to modify the Constitution of         ISSUER            YES             FOR                  FOR

the Company, with effect from the date of the

meeting, by deleting the proportional takeover

provisions set out in existing Schedule 5 and

replacing them with a new Schedule 5 in the terms

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANORAMIC RESOURCES LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q7318E103

  MEETING DATE:      7/20/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve and ratify, for the purposes of        ISSUER            YES             FOR                  FOR

 ASX Listing Rule 7.4 and for all other purposes, the

 allotment and issue to Brilliant Mining Corp. of

12,000,000 fully paid shares and the grant of

3,000,000 unlisted non-transferable Options with an

exercise price of AUD 1.50 and expiry date of 31 DEC

2012, on the terms and conditions, as specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PANORAMIC RESOURCES LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q7318E103

  MEETING DATE:      11/17/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Re-elect, for all purposes, Mr.                     ISSUER            YES             FOR                  FOR

Christopher David James Langdon as a Non Executive

Director, who retires by rotation

PROPOSAL #2.: Adopt, pursuant to and in accordance            ISSUER            YES             FOR                  FOR

with Section 250R(2) of the Corporations Act 2001,

the remuneration report, as included in the

Directors' report of the Company for the YE 30 JUN

2009 as specified in the Company's annual financial

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PEABODY ENERGY CORPORATION

  TICKER:                  BTU                 CUSIP:   704549104

  MEETING DATE:      5/4/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: GREGORY H. BOYCE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM A. COLEY                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM E. JAMES                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT B. KARN III                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: M. FRANCES KEETH                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: HENRY E. LENTZ                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ROBERT A. MALONE                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM C. RUSNACK                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN F. TURNER                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALAN H. WASHKOWITZ                              ISSUER            YES             FOR                  FOR

PROPOSAL #2: RATIFICATION OF APPOINTMENT OF                        ISSUER            YES             FOR                  FOR

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETER HAMBRO MINING PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      9/14/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the name of the                 ISSUER            YES             FOR                  FOR

Company to Petropavlovsk plc

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPAVLOVSK PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      2/10/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Approve to direct the Directors to elect        ISSUER            YES             FOR                  FOR

 on behalf of the Company that the exercise of all

conversion rights attached to the USD 330,000,000;

4.00% guaranteed convertible bonds due 2015  subject

to increase by up to USD 50,000,000  issued by

Petropavlovsk 2010 Limited, a wholly-owned indirect

subsidiary of the Company, be settled in full by the

delivery of ordinary shares of the Company in

exchange for preference shares of Petropavlovsk 2010

Limited, and authorize the Directors of the Company

to the extent they determine necessary to implement

such election

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PETROPAVLOVSK PLC, LONDON

  TICKER:                  N/A                 CUSIP:   G5555S109

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Receive the accounts and the reports of        ISSUER            YES             FOR                  FOR

 the Directors and Auditors thereon

PROPOSAL #2.: Receive and approve the Directors'                ISSUER            YES             FOR                  FOR

remuneration report

PROPOSAL #3.: Appointment of Deloitte LLP as the                ISSUER            YES             FOR                  FOR

Auditors

PROPOSAL #4.: Authorize the Directors to fix the                ISSUER            YES             FOR                  FOR

remuneration of the Auditors

PROPOSAL #5.: Re-elect Charlie McVeigh as a Director         ISSUER            YES             FOR                  FOR

of the Company

PROPOSAL #6.: Re-elect Graham Birch as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #7.: Re-elect Lord Guthrie as a Director of         ISSUER            YES             FOR                  FOR

the Company

PROPOSAL #8.: Re-elect Pavel Maslovskiy as a Director        ISSUER            YES             FOR                  FOR

 of the Company

PROPOSAL #9.: Authorize the Directors to allot shares        ISSUER            YES             FOR                  FOR

PROPOSAL #S.10: Approve to disapply statutory pre-             ISSUER            YES             FOR                  FOR

emption rithts

PROPOSAL #S.11: Authorize the Company to purchase              ISSUER            YES             FOR                  FOR

shares

PROPOSAL #S.12: Adopt new Articles of Association               ISSUER            YES             FOR                  FOR

PROPOSAL #S.13: Approve a reduction to allow general         ISSUER            YES             FOR                  FOR

meetings to be called on not less than 14 days' notice

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA INCO

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      3/5/2010                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to change the Members of the            ISSUER            YES         AGAINST           AGAINST

Board of Directors of the Company

PROPOSAL #2.: Approve to change the Members of the            ISSUER            YES         AGAINST           AGAINST

Company's Board of Commissioners

PROPOSAL #3.: Approve the re-affirmation of the                 ISSUER            YES             FOR                  FOR

interim dividend declared for November 2009

PROPOSAL #4.: Approve to consider a dividend to be            ISSUER            YES             FOR                  FOR

paid out of the 2008 retained earning

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA INCO

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      4/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1: Receive the Board of Directors report            ISSUER            YES             FOR                  FOR

for the book year 2009

PROPOSAL #2: Receive the Board of Commissioners                 ISSUER            YES             FOR                  FOR

report for the book year 2009

PROPOSAL #3: Ratify the financial report for the book        ISSUER            YES             FOR                  FOR

 year 2009

PROPOSAL #4: Approve the determine on utilization of         ISSUER            YES             FOR                  FOR

Company's net profit for the book year 2009 and

consider the cash dividend distribution for the book

year 2009

PROPOSAL #5: Appointment of the Board of Commissioners      ISSUER            YES         AGAINST           AGAINST

PROPOSAL #6: Appointment of the Board of Directors             ISSUER            YES         AGAINST           AGAINST

PROPOSAL #7: Appointment of remuneration of the Board        ISSUER            YES             FOR                  FOR

 of Commissioners

PROPOSAL #8: Authorize the Board of Commissioners to         ISSUER            YES             FOR                  FOR

determine salary and remuneration for the Board of

Directors

PROPOSAL #9: Authorize the Board of Directors to                ISSUER            YES             FOR                  FOR

appoint the Independent Public Accountant to Audit

Company's books for book year 2010

PROPOSAL #10: Others related to the agenda                           ISSUER             NO              N/A                  N/A

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  PT INTERNATIONAL NICKEL INDONESIA TBK

  TICKER:                  N/A                 CUSIP:   Y39128148

  MEETING DATE:      8/27/2009                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Approve to adjust the Articles of                 ISSUER            YES             FOR                  FOR

Association to comply with the regulation of the

Indonesian Capital Market and financial institutions

Supervisory Board No.IX.J.1

PROPOSAL #2.: Appoint the Member of the Board of                ISSUER            YES         AGAINST           AGAINST

Directors

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  RESOLUTE MINING LTD, PERTH WA

  TICKER:                  N/A                 CUSIP:   Q81068100

  MEETING DATE:      11/24/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES             FOR                  FOR

YE 30 JUN 2009 on the terms and conditions as

PROPOSAL #2.: Re-elect Mr. Peter Ernest Huston as a          ISSUER            YES             FOR                  FOR

Director, who retires by rotation in accordance with

the Constitution

PROPOSAL #3.: Ratify, in accordance with Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all other purposes, the issue of

30,000,000 shares each at an issue price of AUD 0.63

to M&G Investments on the terms and conditions as

specified

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SCHNITZER STEEL INDUSTRIES, INC.

  TICKER:                  SCHN               CUSIP:   806882106

  MEETING DATE:      1/27/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: DAVID J. ANDERSON                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM A. FURMAN                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WILLIAM D. LARSSON                              ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SCOTT LEWIS                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: WAYLAND R. HICKS                                  ISSUER            YES             FOR                  FOR

PROPOSAL #02: TO RE-APPROVE AND AMEND THE EXECUTIVE          ISSUER            YES             FOR                  FOR

ANNUAL BONUS PLAN.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SEMAFO INC.

  TICKER:                  SEMFF             CUSIP:   816922108

  MEETING DATE:      6/16/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: BRYAN A. COATES                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PIERRE CLAVER DAMIBA                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BENOIT LA SALLE                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JEAN LAMARRE                                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN LEBOUTILLIER                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: GILLES MASSON                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: LAWRENCE MCBREARTY                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: APPOINTMENT OF PRICEWATERHOUSECOOPERS          ISSUER            YES             FOR                  FOR

LLP AS AUDITORS OF THE COMPANY FOR THE ENSUING YEAR

AND AUTHORIZING THE DIRECTORS TO FIX THEIR

REMUNERATION.

PROPOSAL #03: ADOPTION OF 2010 STOCK OPTION PLAN.               ISSUER            YES             FOR                  FOR

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SHERRITT INTERNATIONAL CORPORATION

  TICKER:                  SHERF             CUSIP:   823901103

  MEETING DATE:      5/20/2010                                                                                                         FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: IAN W. DELANEY                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: MICHAEL F. GARVEY                                ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: R. PETER GILLIN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: THE HON. MARC LALONDE                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EDYTHE A. (DEE) MARCOUX                      ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: BERNARD MICHEL                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOHN R. MOSES                                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: DANIEL P. OWEN                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: SIR PATRICK SHEEHY                              ISSUER            YES             FOR                  FOR

PROPOSAL #02: WITH RESPECT TO THE REAPPOINTMENT OF            ISSUER            YES             FOR                  FOR

DELOITTE & TOUCHE LLP AS AUDITORS AND THE

AUTHORIZATION OF THE DIRECTORS TO FIX THEIR

REMUNERATION:

PROPOSAL #03: WITH RESPECT TO THE ORDINARY RESOLUTION        ISSUER            YES             FOR                  FOR

 TO INCREASE THE MAXIMUM NUMBER OF COMMON SHARES

RESERVED FOR ISSUANCE UNDER THE CORPORATION'S STOCK

OPTION PLAN BY 5,000,000 TO 17,500,000 COMMON SHARES.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  SIMS METAL MANAGEMENT LTD

  TICKER:                  N/A                 CUSIP:   Q8505L116

  MEETING DATE:      11/20/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: To receive and consider the financial          ISSUER             NO              N/A                  N/A

statements of Sims Metal Management Limited [the

Company] and its controlled entities for the YE 30

JUN 2009 and the related Directors' report,

Directors' declaration and Auditor's Report

PROPOSAL #2.1: Re-elect Mr. Paul Varello as an                   ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.2: Re-elect Mr. Michael Feeney as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

who retires by rotation at the AGM in accordance with

 the Company's Constitution and the ASX Listing Rules

PROPOSAL #2.3: Elect Mr. Paul Sukagawa as a Non-                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company,

having been nominated by Mitsui & Co., Ltd under

Article 19.6[A] of the Company's Constitution as a

Mitsui Group Nominee to stand for election as a

Director at the AGM and, if elected, to replace Mr.

Iwanaga as Mitsui's 'Associated' Group Nominee to the

 Company Board

PROPOSAL #2.4: Elect Mr. Geoffrey Brunsdon as an                ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #2.5: Elect Mr. Jim Thompson as an                        ISSUER            YES             FOR                  FOR

Independent Non-Executive Director of the Company

PROPOSAL #3.: Approve, in accordance with Clause                ISSUER            YES             FOR                  FOR

21.1[a] of the Company's Constitution and ASX Listing

 Rule 10.17, the maximum aggregate cash remuneration

which may be paid to Directors [other than Executive

Directors] for services rendered as Directors is

increased by AUD 500,000 from AUD 2,500,000 to AUD

3,000,000 per annum

PROPOSAL #4.: Approve, for the purposes of ASX                   ISSUER            YES         AGAINST           AGAINST

Listing Rules 7.1 and 10.14 for Mr. Daniel Dienst,

the Group Chief Executive Officer, to have issued to

him 197,006 Performance Rights and 178,037 Options,

and the issue of any Sims Metal Management Limited

ordinary shares or American Depositary Shares upon

the exercise of those Performance Rights and Options

under the terms of the Sims Metal Management Limited

Long Term Incentive Plan as specified

PROPOSAL #5.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 [as specified in the Directors' Report]

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ST BARBARA LTD

  TICKER:                  N/A                 CUSIP:   Q8744Q108

  MEETING DATE:      11/19/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Adopt the remuneration report for the          ISSUER            YES         AGAINST           AGAINST

YE 30 JUN 2009 as set out on pages 30 to 42

[inclusive] of the annual report

PROPOSAL #2.: Re-elect Phillip Clive Lockyer as a              ISSUER            YES             FOR                  FOR

Director of the Company, who retires pursuant to Rule

 6.3 of the Company's Constitution

PROPOSAL #3.: Approve that, in part consideration of         ISSUER            YES             FOR                  FOR

his employment as the Managing Director and Chief

Executive Officer of the Company, Mr. Tim Lehany be

issued options to acquire ordinary shares in the

capital of the Company, on the specified terms and

conditions

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  VANGUARD MARKET LIQUIDITY FUND

  TICKER:                  N/A                 CUSIP:   N/A

  MEETING DATE:      7/2/2009                                                                                                           FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

ELECTION OF DIRECTOR: JOHN J. BRENNAN                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: CHARLES D. ELLIS                                  ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: EMERSON U. FULLWOOD                             ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: RAJIV L. GUPTA                                     ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: AMY GUTMANN                                           ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: JOANN HEFFERNAN HEISEN                       ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: F. WILLIAM MCNABB III                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ANDRE F. PEROLD                                    ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: ALFRED M. RANKIN, JR.                         ISSUER            YES             FOR                  FOR

ELECTION OF DIRECTOR: PETER F. VOLANAKIS                              ISSUER            YES             FOR                  FOR

PROPOSAL #2A: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING REAL ESTATE.

PROPOSAL #2B: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: ISSUING

SENIOR SECURITIES.

PROPOSAL #2C: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: BORROWING

 MONEY.

PROPOSAL #2D: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING: MAKING

LOANS.

PROPOSAL #2E: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

PURCHASING AND SELLING COMMODITIES.

PROPOSAL #2F: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

CONCENTRATING INVESTMENTS IN A PARTICULAR INDUSTRY OR

 GROUP OF INDUSTRIES.

PROPOSAL #2G: TO APPROVE UPDATING AND STANDARDIZING          ISSUER            YES             FOR                  FOR

THE FUND(S) FUNDAMENTAL POLICIES REGARDING:

ELIMINATION OF OUTDATED FUNDAMENTAL POLICIES NOT

REQUIRED BY LAW.

  ----------------------------------------------------------------------------------------------------------------------------------------------------------------

  ISSUER:                  ZAMBEZI RESOURCES LTD, HAMILTON

  TICKER:                  N/A                 CUSIP:   G98841102

  MEETING DATE:      10/27/2009                                                                                                       FOR/AGAINST

  PROPOSAL:                                                                            PROPOSED BY   VOTED?   VOTE CAST          MGMT

PROPOSAL #1.: Elect Mr. David Vilensky as a Director         ISSUER            YES             FOR                  FOR

of the Company for a period of 3 years, in accordance

 with Bye-law 77

PROPOSAL #2.: Elect Mr. Simon Durack as a Director of        ISSUER            YES             FOR                  FOR

 the Company for a period of 3 years, in accordance

with Bye-law 77

PROPOSAL #3.: Elect Mr. Richard Procter as a Director        ISSUER            YES             FOR                  FOR

 of the Company for a period of 3 years, in

accordance with Bye-law 77

PROPOSAL #4.: Ratify, for the purpose of Listing Rule        ISSUER            YES             FOR                  FOR

 7.4 and for all relevant purposes, the allotment and

 issue of 58,000,000 secured converting notes in the

Company with a combined face value of AUD 290,000 to

Perpetual Corporate Trust Limited ABN 99 000 341 533

in its capacity as custodian of the LinQ Resources

Fund and as agent for LinQ Capital Limited in its

capacity as responsible entity of the LinQ Resources

Fund [Tranche A Notes]; and the allotment and issue

of that number of Shares [calculated in accordance

with the terms of the Tranche A Notes] on conversion

of the Tranche A Notes; and otherwise on the terms

and conditions as specified

PROPOSAL #5.: Authorize the Directors, for the                   ISSUER            YES             FOR                  FOR

purpose of Listing Rule 7.1 and for all other

purposes, to allot and issue 142,000,000 secured

converting notes in the Company at a combined face

value of AUD 710,000 to Perpetual Corporate Trust

Limited ABN 99 000 341 533 in its capacity as

custodian of the LinQ Resources Fund and as agent for

 LinQ Capital Limited in its capacity as responsible

entity of the LinQ Resources Fund [Perpetual]

[Tranche B Notes], and that number of Shares

[calculated in accordance with the terms of the

Tranche B Notes] on conversion of the Tranche B

Notes, and otherwise on the terms and conditions as

specified; and to allot and issue such number of

Shares to be issued on the conversion of 180,000,000

unsecured converting notes in the Company with a

combined face value of AUD 900,000 to sophisticated

investors [Tranche C Notes] previously issued by the

Company; the number of Shares to be issued on

conversion of the Tranche C Notes is to be calculated

 in accordance with the terms of the Tranche C Notes,

 and otherwise on the terms and conditions as

specified; to allot and issue 50,000,000 call options

 at an exercise price of AUD 0.01 each and an expiry

date of 3 years from date of issue, in the Company to

 Perpetual on the terms and conditions as specified

and to allot and issue 90,000,000 call options at an

exercise price of AUD 0.01 each and an expiry date of

 3 years from date of issue, in the Company to the

holders of the Tranche C Notes, on the terms and

PROPOSAL #6.: Approve, pursuant to and in accordance         ISSUER            YES             FOR                  FOR

with Listing Rule 10.17 and for all other purposes,

to increase the maximum aggregate Directors' fees

payable to Non-Executive Directors from GBP 75,000

[AUD140,370] to AUD 250,000 per annum

PROPOSAL #7.: Authorize the Directors of the Company,        ISSUER            YES             FOR                  FOR

 for the purpose of Listing Rule 7.1 and for all

other purposes, to allot and issue up to 100,000,000

Shares at an issue price which is the lesser of AUD

0.02 each and at least 80% of the average market

price of Shares over the last 5 days on which sales

in Shares were recorded before the day on which the

issue is made or, if there is a prospectus relating

to the issue, over the last 5 days on which sales in

the Shares were recorded before the date of the

prospectus, on the terms and conditions as specified

PROPOSAL #8.: Appoint Messrs Deloitte Touche Tohmatsu        ISSUER            YES             FOR                  FOR

 as the Auditors of the Company until the conclusion

of the next AGM at a fee to be agreed by the Directors

                                                                          SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD SPECIALIZED FUNDS

  By:     /s/F. William McNabb III

             (Heidi Stam)

             F. William McNabb III*

             Chairman and Chief Executive Officer

  Date:   August 31, 2010

      *  By Power of Attorney.  Filed on April 26, 2010, see File Number 33-53683.

                Incorporated by Reference.